Capital Stock and Reserves - Private placements (Details) - CAD ($)					12 Months Ended
	Jun. 24, 2024	Dec. 27, 2023	Oct. 10, 2023	May 24, 2023	Dec. 31, 2024	Dec. 31, 2023
Disclosure of classes of share capital [line items]
Total cost of issuing shares					$ 1,192,000	$ 4,142,000
Private placement
Disclosure of classes of share capital [line items]
Gross proceeds	$ 22,750,000	$ 10,734,000	$ 4,541,000	$ 73,537,000		88,812,000
Number of common shares issued	3,418,702			10,005,000
Share price	$ 6.6545			$ 7.35
Total cost of issuing shares						$ 4,142,000
Development flow-through private placement transaction
Disclosure of classes of share capital [line items]
Gross proceeds	$ 100,000,000
Number of common shares issued	12,021,977
Share price	$ 8.3181
British Columbia super flow through shares
Disclosure of classes of share capital [line items]
Number of common shares issued		892,461	259,066
Share price		$ 8.8	$ 8.44
National flow through shares
Disclosure of classes of share capital [line items]
Number of common shares issued		366,248	249,409
Share price		$ 7.865	$ 9.44